Loans (Tables)	3 Months Ended
Jan. 31, 2025
Text Block [Abstract]
Summary of Allowance for Credit Losses
Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance:

$ millions, as at or for the three months ended	2025 Jan. 31
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of period	$89	$126	$234	$449
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	4	(5)	(15)	(16)
Changes in model	–	–	–	–
Net remeasurement (2)	(38)	36	41	39
Transfers (2)
– to 12-month ECL	36	(35)	(1)	–
– to lifetime ECL performing	(2)	7	(5)	–
– to lifetime ECL credit-impaired	–	(2)	2	–
Total provision for (reversal of) credit losses (3)	–	1	22	23
Write-offs	–	–	(2)	(2)
Recoveries	–	–	3	3
Interest income on impaired loans	–	–	(8)	(8)
Foreign exchange and other	2	1	4	7
Balance at end of period	$91	$128	$253	$472
Personal
Balance at beginning of period	$247	$546	$190	$983
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	7	(5)	(7)	(5)
Changes in model	(20)	76	–	56
Net remeasurement (2)	(119)	187	112	180
Transfers (2)
– to 12-month ECL	128	(126)	(2)	–
– to lifetime ECL performing	(15)	23	(8)	–
– to lifetime ECL credit-impaired	(1)	(19)	20	–
Total provision for (reversal of) credit losses (3)	(20)	136	115	231
Write-offs	–	–	(138)	(138)
Recoveries	–	–	17	17
Interest income on impaired loans	–	–	(2)	(2)
Foreign exchange and other	1	(2)	5	4
Balance at end of period	$228	$680	$187	$1,095
Credit card
Balance at beginning of period	$295	$660	$–	$955
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	10	(5)	–	5
Changes in model	(26)	32	–	6
Net remeasurement (2)	(213)	264	112	163
Transfers (2)
– to 12-month ECL	232	(232)	–	–
– to lifetime ECL performing	(21)	21	–	–
– to lifetime ECL credit-impaired	–	(57)	57	–
Total provision for (reversal of) credit losses (3)	(18)	23	169	174
Write-offs	–	–	(204)	(204)
Recoveries	–	–	35	35
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of period	$277	$683	$–	$960
Business and government
Balance at beginning of period	$265	$1,061	$401	$1,727
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	14	(22)	(21)	(29)
Changes in model	–	–	–	–
Net remeasurement (2)	(8)	79	103	174
Transfers (2)
– to 12-month ECL	47	(45)	(2)	–
– to lifetime ECL performing	(7)	9	(2)	–
– to lifetime ECL credit-impaired	–	(62)	62	–
Total provision for (reversal of) credit losses (3)	46	(41)	140	145
Write-offs	–	–	(77)	(77)
Recoveries	–	–	14	14
Interest income on impaired loans	–	–	(23)	(23)
Foreign exchange and other	9	37	17	63
Balance at end of period	$320	$1,057	$472	$1,849
Total ECL allowance (4)	$916	$2,548	$912	$4,376
Comprises:
Loans	$805	$2,396	$903	$4,104
Undrawn credit facilities and other off-balance sheet exposures (5)	111	152	9	272
(1)	Excludes the disposal and write-off of impaired loans.
(2)
Transfers represent stage movements of ECL allowances before net remeasurement. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(3)
Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance sheet exposures is presented as Provision for (reversal of) credit losses on our interim consolidated statement of income.

(4)
See Note 5 to the interim consolidated financial statements for the ECL allowance on debt securities measured at FVOCI and amortized cost. The ECL allowances for other financial assets classified at amortized cost were immaterial as at January 31, 2025, October 31, 2024 and January 31, 2024 and were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(5)	Included in Other liabilities on our interim consolidated balance sheet.

$ millions, as at or for the three months ended	2024 Oct. 31				2024 Jan. 31
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of period	$91	$153	$258	$502	$90	$142	$224	$456
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	4	(8)	(20)	(24)	4	(2)	(9)	(7)
Changes in model	–	–	–	–	–	–	–	–
Net remeasurement (2)	(36)	6	12	(18)	(20)	38	43	61
Transfers (2)
– to 12-month ECL	33	(32)	(1)	–	17	(16)	(1)	–
– to lifetime ECL performing	(3)	9	(6)	–	(2)	3	(1)	–
– to lifetime ECL credit-impaired	–	(2)	2	–	–	(1)	1	–
Total provision for (reversal of) credit losses (3)	(2)	(27)	(13)	(42)	(1)	22	33	54
Write-offs	–	–	(3)	(3)	–	–	(3)	(3)
Recoveries	–	–	–	–	–	–	4	4
Interest income on impaired loans	–	–	(9)	(9)	–	–	(6)	(6)
Foreign exchange and other	–	–	1	1	(1)	1	(2)	(2)
Balance at end of period	$89	$126	$234	$449	$88	$165	$250	$503
Personal
Balance at beginning of period	$179	$712	$193	$1,084	$174	$709	$181	$1,064
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	9	(15)	(12)	(18)	8	(14)	(11)	(17)
Changes in model	54	(127)	(6)	(79)	–	–	–	–
Net remeasurement (2)	(146)	144	127	125	(128)	183	108	163
Transfers (2)
– to 12-month ECL	164	(162)	(2)	–	140	(140)	–	–
– to lifetime ECL performing	(11)	18	(7)	–	(18)	19	(1)	–
– to lifetime ECL credit-impaired	–	(24)	24	–	–	(23)	23	–
Total provision for (reversal of) credit losses (3)	70	(166)	124	28	2	25	119	146
Write-offs	–	–	(141)	(141)	–	–	(126)	(126)
Recoveries	–	–	15	15	–	–	17	17
Interest income on impaired loans	–	–	(2)	(2)	–	–	(1)	(1)
Foreign exchange and other	(2)	–	1	(1)	–	1	(3)	(2)
Balance at end of period	$247	$546	$190	$983	$176	$735	$187	$1,098
Credit card
Balance at beginning of period	$193	$648	$–	$841	$181	$591	$–	$772
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	5	(4)	–	1	6	(19)	–	(13)
Changes in model	86	(34)	–	52	–	–	–	–
Net remeasurement (2)	(153)	273	110	230	(94)	165	77	148
Transfers (2)
– to 12-month ECL	183	(183)	–	–	119	(119)	–	–
– to lifetime ECL performing	(19)	19	–	–	(18)	18	–	–
– to lifetime ECL credit-impaired	–	(59)	59	–	–	(56)	56	–
Total provision for (reversal of) credit losses (3)	102	12	169	283	13	(11)	133	135
Write-offs	–	–	(204)	(204)	–	–	(160)	(160)
Recoveries	–	–	35	35	–	–	27	27
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	–	–	–	–	–	–	–	–
Balance at end of period	$295	$660	$–	$955	$194	$580	$–	$774
Business and government
Balance at beginning of period	$311	$991	$389	$1,691	$294	$864	$667	$1,825
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	8	(28)	(18)	(38)	3	(20)	(11)	(28)
Changes in model	(40)	17	–	(23)	12	29	–	41
Net remeasurement (2)	(87)	165	133	211	(85)	211	111	237
Transfers (2)
– to 12-month ECL	76	(72)	(4)	–	51	(49)	(2)	–
– to lifetime ECL performing	(8)	11	(3)	–	(9)	11	(2)	–
– to lifetime ECL credit-impaired	–	(29)	29	–	–	(111)	111	–
Total provision for (reversal of) credit losses (3)	(51)	64	137	150	(28)	71	207	250
Write-offs	–	–	(125)	(125)	–	–	(222)	(222)
Recoveries	–	–	10	10	–	–	18	18
Interest income on impaired loans	–	–	(20)	(20)	–	–	(23)	(23)
Foreign exchange and other	5	6	10	21	(8)	(23)	(10)	(41)
Balance at end of period	$265	$1,061	$401	$1,727	$258	$912	$637	$1,807
Total ECL allowance (4)	$896	$2,393	$825	$4,114	$716	$2,392	$1,074	$4,182
Comprises:
Loans	$800	$2,301	$816	$3,917	$631	$2,316	$1,073	$4,020
Undrawn credit facilities and other off-balance sheet exposures (5)	96	92	9	197	85	76	1	162
See previous page for footnote references.

Summary of Base Case Forecasts for Select Forward Looking Information Variables Used to Estimate our Expected Credit Losses
The following tables provide the base case, upside case and downside case scenario forecasts for select forward-looking information variables used to estimate our ECL.

	Base case		Upside case		Downside case
As at January 31, 2025	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real gross domestic product (GDP) year-over-year growth

Canada (2)	1.8%	2.1%	2.4%	2.6%	0.4%	1.3%
United States	2.2%	2.0%	2.9%	2.8%	0.5%	1.0%
Unemployment rate
Canada (2)	6.6%	5.9%	6.2%	5.4%	7.4%	6.8%
United States	4.3%	4.0%	3.6%	3.4%	4.9%	4.6%
Canadian Housing Price Index year-over-year growth (2)	3.9%	3.0%	6.4%	5.2%	0.3%	0.3%
Canadian household debt service ratio	14.7%	14.8%	14.5%	14.6%	15.3%	15.2%
West Texas Intermediate Oil Price (US$)	$74	$74	$89	$96	$56	$63

As at October 31, 2024
Real GDP year-over-year growth
Canada (2)	1.6%	2.3%	2.5%	2.7%	0.4%	1.4%
United States	2.0%	2.0%	3.0%	2.9%	0.7%	0.9%
Unemployment rate
Canada (2)	6.6%	5.9%	5.7%	5.2%	7.2%	6.8%
United States	4.5%	4.0%	3.7%	3.3%	5.1%	4.7%
Canadian Housing Price Index year-over-year growth (2)	2.6%	2.5%	7.1%	4.0%	(2.3)%	0.9%
Canadian household debt service ratio	14.8%	14.8%	14.4%	14.7%	15.3%	15.2%
West Texas Intermediate Oil Price (US$)	$78	$74	$88	$100	$60	$61
(1)	The remaining forecast period is generally four years.
(2)
National-level forward-looking forecasts are presented in the table above, which represent the aggregation of the provincial-level forecasts used to estimate our ECL. Housing Price Index growth rates are also forecasted at the municipal level in some cases. As a result, the forecasts for individual provinces or municipalities reflected in our ECL will differ from the national forecasts presented above.

Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades
The following tables provide the gross carrying amount of loans, and the contractual amounts of undrawn credit facilities and other off-balance sheet exposures based on our risk management probability of default (PD) bands for retail exposures, and based on our internal risk ratings for business and government exposures. Refer to the “Credit risk” section of our 2024 Annual Report for details on the CIBC risk categories.
Loans
(1)

$ millions, as at					2025 Jan. 31					2024 Oct. 31
	Stage 1	Stage 2	Stage 3	(2)	Total	Stage 1	Stage 2	Stage 3	(2)	Total
Residential mortgages
– Exceptionally low	$165,700	$2,082	$–		$167,782	$160,515	$6,130	$–		$166,645
– Very low	85,019	2,806	–		87,825	81,198	5,926	–		87,124
– Low	10,894	2,746	–		13,640	10,329	3,638	–		13,967
– Medium	1,147	6,536	–		7,683	851	6,534	–		7,385
– High	6	1,519	–		1,525	7	1,561	–		1,568
– Default	–	–	888		888	–	–	790		790
– Not rated	2,877	223	232		3,332	2,757	232	204		3,193
Gross residential mortgages (3)(4)	265,643	15,912	1,120		282,675	255,657	24,021	994		280,672
ECL allowance	91	128	253		472	89	126	234		449
Net residential mortgages	265,552	15,784	867		282,203	255,568	23,895	760		280,223
Personal
– Exceptionally low	16,348	188	–		16,536	16,689	83	–		16,772
– Very low	9,794	181	–		9,975	9,685	12	–		9,697
– Low	9,924	1,824	–		11,748	10,498	1,374	–		11,872
– Medium	3,357	2,167	–		5,524	3,848	1,822	–		5,670
– High	426	1,157	–		1,583	465	1,102	–		1,567
– Default	–	–	265		265	–	–	260		260
– Not rated	786	29	36		851	782	29	32		843
Gross personal (4)	40,635	5,546	301		46,482	41,967	4,422	292		46,681
ECL allowance	204	628	187		1,019	221	531	190		942
Net personal	40,431	4,918	114		45,463	41,746	3,891	102		45,739
Credit card
– Exceptionally low	6,428	–	–		6,428	7,185	–	–		7,185
– Very low	477	–	–		477	502	–	–		502
– Low	6,945	86	–		7,031	6,800	4	–		6,804
– Medium	3,383	2,121	–		5,504	3,853	1,512	–		5,365
– High	2	558	–		560	2	522	–		524
– Default	–	–	–		–	–	–	–		–
– Not rated	174	8	–		182	165	6	–		171
Gross credit card	17,409	2,773	–		20,182	18,507	2,044	–		20,551
ECL allowance	246	615	–		861	279	623	–		902
Net credit card	17,163	2,158	–		19,321	18,228	1,421	–		19,649
Business and government
– Investment grade	107,092	561	–		107,653	101,809	722	–		102,531
– Non-investment grade	100,410	8,575	–		108,985	97,131	9,000	–		106,131
– Watchlist	26	3,987	–		4,013	25	3,745	–		3,770
– Default	–	–	1,841		1,841	–	–	1,628		1,628
– Not rated	376	16	–		392	230	15	–		245
Gross business and government (3)(5)	207,904	13,139	1,841		222,884	199,195	13,482	1,628		214,305
ECL allowance	264	1,025	463		1,752	211	1,021	392		1,624
Net business and government	207,640	12,114	1,378		221,132	198,984	12,461	1,236		212,681
Total net amount of loans	$530,786	$34,974	$2,359		$568,119	$514,526	$41,668	$2,098		$558,292
(1)
The table excludes debt securities measured at FVOCI, for which ECL allowances of $20 million (October 31, 2024: $19 million) were recognized in AOCI. In addition, the table excludes debt securities classified at amortized cost, for which ECL allowances of $17 million were recognized as at January 31, 2025 (October 31, 2024: $17 million). Other financial assets classified at amortized cost were also excluded from the table above as their ECL allowances were immaterial as at January 31, 2025 and October 31, 2024. Financial assets other than loans that are classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(2)	Excludes foreclosed assets of $2 million (October 31, 2024: $8 million) which were included in Other assets on our interim consolidated balance sheet.
(3)
Includes $1 million (October 31, 2024: $3 million) of residential mortgages and $713 million (October 31, 2024: $221 million) of business and government loans that are measured and designated at FVTPL.

(4)
The internal risk rating grades presented for residential mortgages and certain personal loans do not take into account loan guarantees or insurance issued by the Canadian government (federal or provincial), Canadian government agencies, or private insurers, as the determination of whether a significant increase in credit risk has occurred for these loans is based on relative changes in the loans’ lifetime PD without considering collateral or other credit enhancements.

(5)	Includes customers’ liability under acceptances of $10 million (October 31, 2024: $6 million).

Undrawn credit facilities and other off-balance sheet exposures

$ millions, as at				2025 Jan. 31				2024 Oct. 31
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
– Exceptionally low	$165,728	$445	$–	$166,173	$164,577	$117	$–	$164,694
– Very low	15,061	298	–	15,359	15,112	4	–	15,116
– Low	15,495	1,365	–	16,860	14,988	984	–	15,972
– Medium	2,100	1,647	–	3,747	2,263	1,280	–	3,543
– High	319	551	–	870	325	539	–	864
– Default	–	–	45	45	–	–	43	43
– Not rated	582	7	–	589	565	9	–	574
Gross retail	199,285	4,313	45	203,643	197,830	2,933	43	200,806
ECL allowance	55	120	–	175	42	52	–	94
Net retail	199,230	4,193	45	203,468	197,788	2,881	43	200,712
Business and government
– Investment grade	164,733	591	–	165,324	156,560	571	–	157,131
– Non-investment grade	70,837	3,022	–	73,859	66,788	3,018	–	69,806
– Watch list	20	890	–	910	28	878	–	906
– Default	–	–	205	205	–	–	123	123
– Not rated	1,005	42	–	1,047	1,117	91	–	1,208
Gross business and government	236,595	4,545	205	241,345	224,493	4,558	123	229,174
ECL allowance	56	32	9	97	54	40	9	103
Net business and government	236,539	4,513	196	241,248	224,439	4,518	114	229,071
Total net undrawn credit facilities and other off-balance sheet exposures	$435,769	$8,706	$241	$444,716	$422,227	$7,399	$157	$429,783